SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Income Tax Disclosure [Abstract]
Tax expense (benefit) at the statutory rate	$ (451,863)	$ (285,980)
State income taxes, net of federal income tax benefit	(107,586)	(68,090)
Change in valuation allowance	559,449	354,070
Total